Variable Interest Entities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	$ 619	$ 900	$ 985
Accounts receivable	861	753
Other current assets	27	32
Licenses	2,232	1,895
Property, plant and equipment, net	3,424	3,555
Other assets and deferred charges	422	434
Liabilities
Current liabilities	918	887
Consolidated Variable Interest Entities
Assets
Cash and cash equivalents	3	2
Accounts receivable	473	39
Other current assets	7	6
Licenses	648	649
Property, plant and equipment, net	89	93
Other assets and deferred charges	304	15
Total assets	1,524	804
Liabilities
Current liabilities	36	18
Deferred liabilities and credits	12	12
Total liabilities	$ 48	$ 30